Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended
	Nov. 02, 2017	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000194765
Account Value [Line Items]
Line Graph and Table Measure Name		Recurrent MLP & Infrastructure Fund
Accumulated Value	$ 10,000		$ 9,690	$ 9,838	$ 5,665	$ 10,870	$ 14,540	$ 15,682	$ 20,837	$ 22,604
Alerian MLP Index
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Accumulated Value	10,000		10,068	9,428	5,419	10,063	13,101	15,276	18,680	20,868
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 10,714	$ 12,249	$ 13,439	$ 19,206	$ 16,400	$ 18,063	$ 24,930	$ 30,278